DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION (Details)				1 Months Ended	9 Months Ended	10 Months Ended
	Jul. 19, 2021 USD ($) shares	Jul. 16, 2021 USD ($) $ / shares shares	Mar. 10, 2021 item	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item			1
Proceeds received from initial public offering gross						$ 138,000,000
Investment of cash into trust account		$ 139,400,000				$ 139,380,000
Per unit amount of investment in trust account | $ / shares		$ 10.10			$ 10.10	$ 10.10
Minimum net tangible assets upon consummation of the Business Combination					$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent					15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Maximum period to complete business combination					18 months	18 months
Redemption period upon closure					10 days	10 days
Maximum allowed dissolution expenses					$ 100,000	$ 100,000
Cash held in operating bank account					74,000	729,000
Working capital deficit					1,100,000	880,000,000,000
Aggregate purchase price				$ 25,000		25,000
Working capital loan outstanding						0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,800,000	12,000,000
Price per share | $ / shares		$ 10.00
Proceeds received from initial public offering gross	$ 18,000,000.0	$ 120,000,000.0
Offering costs, net of reimbursement from underwriter		10,500,000
Offering costs reimbursement from underwriter		480,000
Deferred underwriting commissions		3,400,000
Offering costs allocated to derivate warrant liabilities	$ 62,000	$ 62,000
Maximum allowed dissolution expenses					100,000	100,000
Private Placement | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		5,370,000
Price of warrant | $ / shares		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 5,400,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,800,000
Proceeds received from initial public offering gross	$ 18,000,000.0
Offering costs	990,000
Deferred underwriting commissions	630,000
Offering costs allocated to derivate warrant liabilities	$ 62,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price					25,000	25,000
Proceeds from promissory note - related party					$ 117,000	$ 117,000
Sponsor | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs		4,700,000
Offering costs allocated to derivate warrant liabilities		$ 685,000
Sponsor | Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	540,000	5,370,000
Price of warrant | $ / shares		$ 1.00
Proceeds from sale of Private Placement Warrants	$ 540,000	$ 5,400,000
Sponsor | Private Placement | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	540,000
Proceeds from sale of Private Placement Warrants	$ 540,000